Income taxes	12 Months Ended
Oct. 31, 2022
Income Tax Table [Abstract]
Income taxes	Income taxes
The recovery of income taxes differs from the amount obtained by applying the statutory Canadian Federal and Provincial income tax rates to the loss for the year as follows:

For the years ended October 31,	2022	2021	2020
Net loss for the year before tax	$(53.7)	$(226.6)	$(9.4)
Statutory tax rates	26.5%	26.5%	26.5%
	(14.2)	(60.0)	(2.5)
Change in unrecognized deferred tax amounts	18.4	8.8	2.4
Rate differential	0.5	—	—
Other	0.1	—	—
Non-deductible item and others	(4.8)	51.2	0.1
Income tax expense	—	—	—

As of October 31, 2022, the Company has net operating losses of approximately $184.1 million (2021: $53.4 million) available to reduce net income for tax purposes in future years. Management believes the realization of the income tax benefits related to these losses and other potential deferred income tax assets is uncertain at this time. Accordingly, the Company has not recognized the deferred income tax assets in the consolidated financial statements.

As of October 31, 2022, the Company has aggregate non-capital losses for Canadian income tax purposes of approximately $153.2 million (2021: $48.7 million), that expire in the period 2037 to 2042. In addition, the Company has net operating losses for US income tax purposes of approximately $25.0 million (2021:$4.7 million) that carryforward indefinitely. The net operating losses for rest of the world income tax purposes consists of approximately $2.2 million which can be carried forward indefinitely and $3.6 million which will expire beginning 2029 to 2037. Management cannot assert that the realization of the income tax benefits related to these losses and other potential deferred income tax assets is more likely than not to be realized. Accordingly, the Company has not recognized the following deferred income tax assets in the consolidated financial statements:

For the years ended October 31,	2022	2021	2020
Tax losses and credits carryforwards	$48.6	$14.3	$3.8
Share issuance costs	10.1	12.6	—
Convertible debt	—	0.3	—
Reserves and provisions	0.1	0.2	0.1
Other	2.5	0.1	—
Plant and equipment, due to differences in amortization	(10.4)	(2.7)	(0.2)
Convertible debt, due to differences in amortization	(7.6)	—	—
Right of use assets, net of lease liabilities	0.5	0.6	(0.1)
Total	$43.8	$25.4	$3.6
Deferred tax assets not recognized	$(43.8)	$(25.4)	$(3.6)
Deferred tax assets, net	—	—	—